Net Income - Depreciation and Amortization Expenses (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure Of Depreciation And Amortization [Line Items]
Property, plant and equipment	$ 26,989		$ 26,930	$ 27,461
Right-of-use assets	3,931		3,968	0
Investment properties	22		25	21
Intangible assets	5,424		4,253	4,386
Incremental costs of obtaining contracts	772	$ 27	1,173	1,941
Total depreciation and amortization expenses	37,138		36,349	33,809
Depreciation expenses	30,942	$ 1,102	30,923	27,482
Amortization expenses	6,196		5,426	6,327
Operating costs [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation expenses	29,056		28,957	25,996
Amortization expenses	5,971		5,196	6,085
Operating expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Depreciation expenses	1,886		1,966	1,486
Marketing expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	100		96	113
General and administrative expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	82		95	93
Research and development expenses [Member]
Disclosure Of Depreciation And Amortization [Line Items]
Amortization expenses	$ 43		$ 39	$ 36